Share Capital Authorized - Additional Inforamtion (Detail) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Oct. 13, 2022	Oct. 12, 2022 CAD ($) shares	Oct. 12, 2022 $ / shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 12,384	$ 9,819
Number of instruments or interests issued or issuable | shares				34,013,055
Exterran Corporation [Member]
Disclosure of classes of share capital [line items]
Equity interests of acquirer				$ 214,000
Share Price | $ / shares					$ 6.29
Enerflex common shares [Member] | Exterran Corporation [Member]
Disclosure of classes of share capital [line items]
Conversion of common shares in business combination			1.021%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 12,000	$ 10,000
Dividends paid, ordinary shares per share | $ / shares	$ 0.1	$ 0.1